As filed with the Securities and Exchange Commission on April 5, 2007

Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________________

FORM N-1A
_____________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 4	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 8	☒

(Check appropriate box or boxes)
_____________________

MARKET VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)
_____________________

99 Park Avenue, 8th Floor
New York, New York 10016
(Address of Principal Executive Offices)
(212) 687-5200
Registrant’s Telephone Number

Joseph J. McBrien, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
99 Park Avenue, 8th Floor
New York, New York 10016
(Name and Address of Agent for Service)
_____________________
 Copy to:
Stuart M. Strauss, Esq.
Clifford Chance Us LLP
31 West 52nd Street
New York, New York 10019
_____________________

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement.
_____________________

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK
APPROPRIATE BOX)

Immediately upon filing pursuant to Paragraph (B) of Rule 485.
☒	On April 9, 2007 pursuant to Paragraph (B) of Rule 485.
60 Days after filing pursuant to Paragraph (A)(1) of Rule 485.
On [Date] pursuant to Paragraph (A) of Rule 485.
75 Days after filing pursuant to Paragraph (A)(2) of Rule 485.
On [Date] pursuant to Paragraph (A) of Rule 485.

EXPLANATORY NOTE

     The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 3 to its Registration Statement until April 9, 2007. Parts A, B and C of Registrant’s Post-Effective Amendment No. 3 under the Securities Act of 1933 and No. 7 under the Investment Company Act of 1940, filed on January 19, 2007, are incorporated by reference herein.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 5th day of April, 2007.

MARKET VECTORS ETF TRUST

By:	/s/ Keith J. Carlson*
Keith J. Carlson
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/	Phillip D. DeFeo*	Chairman	April 5, 2007
Phillip D. DeFeo

/s/	David H. Chow*	Trustee	April 5, 2007
David H. Chow

/s/	R. Alastair Short*	Trustee	April 5, 2007
R. Alastair Short

/s/	Richard D. Stamberger*	Trustee	April 5, 2007
Richard D. Stamberger

/s/	Jan F. van Eck*	Trustee	April 5, 2007
Jan F. van Eck

		President and	April 5, 2007
/s/	Keith J. Carlson*	Chief Executive Officer
Keith J. Carlson

/s/	Bruce J. Smith*	Chief Financial Officer	April 5, 2007
Bruce J. Smith

*By:/s/ Joseph J. McBrien
Joseph J. McBrien
Attorney-in-Fact